Consolidated Statements of Shareholders Equity (Parantheticals) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Stockholders' Equity [Abstract]
Common Stock Dividends Per Share Declared	$ 0.21	$ 0.50	$ 0.60
Preferred Stock Dividends Per Share Declared	$ 0.77222	$ 0	$ 0